Income Taxes (Details)		6 Months Ended
	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 SGD ($)
Income Taxes [Line Items]
Tax exempt percentage		50.00%	50.00%
Income tax expense benefit (in Dollars)		$ 10,000
Taxable income exempted (in Dollars)		190,000
Unrecognized Tax Benefits, Period Increase (Decrease), Total
Income Tax Expense (Benefit)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions
Unrecognized Tax Benefits, Decrease Resulting from Current Period Tax Positions
Singapore [Member]
Income Taxes [Line Items]
Corporate tax rate		17.00%	17.00%
Tax exempt percentage		75.00%	75.00%